INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
In respect of the current year	$ 569	$ 467	$ 3,694
Capital gains taxation	0	1,797	0
In respect of prior years	8	(364)	15
Current tax expense (income) and adjustments for current tax of prior periods	577	1,900	3,709
Deferred tax
In respect of the current year	108	(505)	(421)
In respect of prior years	0	(6)	(62)
Deferred tax expense (income)	108	(511)	(483)
Tax expense (income), continuing operations	$ 685	$ 1,389	$ 3,226